Loans, allowance for loan losses and credit quality - Impaired loans details (Details 7) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Average recorded investment
Average recorded investment, with a specific allowance	SFr 1,834	SFr 1,823	SFr 1,349
Average recorded investment, without specific allowance	391	466	205
Average recorded investment	2,225	2,289	1,554
Interest income recognized
Interest income recognized, with a specific allowance	27	16	11
Interest income recognized, without specific allowance	15	11	8
Interest income recognized	42	27	19
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	13	7	7
Interest income recognized on a cash basis, without specific allowance	1	1	1
Interest income recognized on a cash basis	14	8	8
Corporate and institutional
Average recorded investment
Average recorded investment, with a specific allowance	1,322	1,270	849
Average recorded investment, without specific allowance	298	348	114
Average recorded investment	1,620	1,618	963
Interest income recognized
Interest income recognized, with a specific allowance	19	12	8
Interest income recognized, without specific allowance	12	8	4
Interest income recognized	31	20	12
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	6	4	4
Interest income recognized on a cash basis, without specific allowance	1	1	1
Interest income recognized on a cash basis	7	5	5
Corporate and institutional | Real estate
Average recorded investment
Average recorded investment, with a specific allowance	78	72	74
Average recorded investment, without specific allowance	27	31	12
Interest income recognized
Interest income recognized, with a specific allowance	1	1	0
Interest income recognized, without specific allowance	1	1	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Corporate and institutional | Commercial and industrial loans
Average recorded investment
Average recorded investment, with a specific allowance	1,163	1,039	626
Average recorded investment, without specific allowance	271	307	98
Interest income recognized
Interest income recognized, with a specific allowance	17	10	7
Interest income recognized, without specific allowance	11	7	3
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	5	4	3
Interest income recognized on a cash basis, without specific allowance	1	1	1
Corporate and institutional | Financial institutions
Average recorded investment
Average recorded investment, with a specific allowance	76	154	149
Average recorded investment, without specific allowance	0	5	4
Interest income recognized
Interest income recognized, with a specific allowance	1	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Corporate and institutional | Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	5	5	0
Average recorded investment, without specific allowance	0	5	0
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Consumer
Average recorded investment
Average recorded investment, with a specific allowance	512	553	500
Average recorded investment, without specific allowance	93	118	91
Average recorded investment	605	671	591
Interest income recognized
Interest income recognized, with a specific allowance	8	4	3
Interest income recognized, without specific allowance	3	3	4
Interest income recognized	11	7	7
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	7	3	3
Interest income recognized on a cash basis, without specific allowance	0	0	0
Interest income recognized on a cash basis	7	3	3
Consumer | Mortgages
Average recorded investment
Average recorded investment, with a specific allowance	229	195	190
Average recorded investment, without specific allowance	83	83	51
Interest income recognized
Interest income recognized, with a specific allowance	2	2	2
Interest income recognized, without specific allowance	3	3	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	2
Interest income recognized on a cash basis, without specific allowance	0	0	0
Consumer | Loans collateralized by securities
Average recorded investment
Average recorded investment, with a specific allowance	116	153	82
Average recorded investment, without specific allowance	7	24	33
Interest income recognized
Interest income recognized, with a specific allowance	1	1	0
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Consumer | Consumer finance
Average recorded investment
Average recorded investment, with a specific allowance	167	205	228
Average recorded investment, without specific allowance	3	11	7
Interest income recognized
Interest income recognized, with a specific allowance	5	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	5	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank
Average recorded investment
Average recorded investment, with a specific allowance	1,822	1,813	1,339
Average recorded investment, without specific allowance	391	466	205
Average recorded investment	2,213	2,279	1,544
Interest income recognized
Interest income recognized, with a specific allowance	27	16	11
Interest income recognized, without specific allowance	15	11	8
Interest income recognized	42	27	19
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	13	7	7
Interest income recognized on a cash basis, without specific allowance	1	1	1
Interest income recognized on a cash basis	14	8	8
Bank | Corporate and institutional
Average recorded investment
Average recorded investment, with a specific allowance	1,310	1,260	839
Average recorded investment, without specific allowance	298	348	114
Average recorded investment	1,608	1,608	953
Interest income recognized
Interest income recognized, with a specific allowance	19	12	8
Interest income recognized, without specific allowance	12	8	4
Interest income recognized	31	20	12
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	6	4	4
Interest income recognized on a cash basis, without specific allowance	1	1	1
Interest income recognized on a cash basis	7	5	5
Bank | Corporate and institutional | Real estate
Average recorded investment
Average recorded investment, with a specific allowance	78	72	74
Average recorded investment, without specific allowance	27	31	12
Interest income recognized
Interest income recognized, with a specific allowance	1	1	0
Interest income recognized, without specific allowance	1	1	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Corporate and institutional | Commercial and industrial loans
Average recorded investment
Average recorded investment, with a specific allowance	1,151	1,029	616
Average recorded investment, without specific allowance	271	307	98
Interest income recognized
Interest income recognized, with a specific allowance	17	10	7
Interest income recognized, without specific allowance	11	7	3
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	5	4	3
Interest income recognized on a cash basis, without specific allowance	1	1	1
Bank | Corporate and institutional | Financial institutions
Average recorded investment
Average recorded investment, with a specific allowance	76	154	149
Average recorded investment, without specific allowance	0	5	4
Interest income recognized
Interest income recognized, with a specific allowance	1	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Corporate and institutional | Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	5	5	0
Average recorded investment, without specific allowance	0	5	0
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Consumer
Average recorded investment
Average recorded investment, with a specific allowance	512	553	500
Average recorded investment, without specific allowance	93	118	91
Average recorded investment	605	671	591
Interest income recognized
Interest income recognized, with a specific allowance	8	4	3
Interest income recognized, without specific allowance	3	3	4
Interest income recognized	11	7	7
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	7	3	3
Interest income recognized on a cash basis, without specific allowance	0	0	0
Interest income recognized on a cash basis	7	3	3
Bank | Consumer | Mortgages
Average recorded investment
Average recorded investment, with a specific allowance	229	195	190
Average recorded investment, without specific allowance	83	83	51
Interest income recognized
Interest income recognized, with a specific allowance	2	2	2
Interest income recognized, without specific allowance	3	3	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	2
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Consumer | Loans collateralized by securities
Average recorded investment
Average recorded investment, with a specific allowance	116	153	82
Average recorded investment, without specific allowance	7	24	33
Interest income recognized
Interest income recognized, with a specific allowance	1	1	0
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Consumer | Consumer finance
Average recorded investment
Average recorded investment, with a specific allowance	167	205	228
Average recorded investment, without specific allowance	3	11	7
Interest income recognized
Interest income recognized, with a specific allowance	5	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	5	1	1
Interest income recognized on a cash basis, without specific allowance	SFr 0	SFr 0	SFr 0